Summary of other reserve (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other reserve at beginning	$ 11,498,651	$ 11,033,279
Currency translation differences	15,497	7,078
Other comprehensive income for the period	15,497	7,078
Share based payments expense	333,829	227,208
Forfeited performance rights	(291,428)
Other reserve at end	11,556,549	11,267,565
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Other reserve at beginning	10,751,832	10,314,324
Currency translation differences
Other comprehensive income for the period
Share based payments expense	333,829	227,208
Forfeited performance rights	(291,428)
Other reserve at end	10,794,233	10,541,532
Foreign Currency Translation [Member]
IfrsStatementLineItems [Line Items]
Other reserve at beginning	746,819	718,955
Currency translation differences	15,497	7,078
Other comprehensive income for the period	15,497	7,078
Share based payments expense
Forfeited performance rights
Other reserve at end	$ 762,316	$ 726,033